Expense Example - Cantor Fitzgerald Commodity Return Strategy Portfolio	Apr. 01, 2026 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,325
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	264
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	$ 1,033